Deposits	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Deposits
Deposits

Total time deposits in denominations of $250,000 or more were $32.1 billion at Dec. 31, 2018 and $37.3 billion at Dec. 31, 2017. At Dec. 31, 2018, the scheduled maturities of all time deposits are as follows: 2019 – $40.5 billion; 2020 – $47 million; 2021 – $1 million; 2022 – $- million; 2023 – $- million; and 2024 and thereafter – $1 million.